Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Trade and other payables
24.
Trade and other payables

Trade and other payables consisted of the following as of December 31 (in thousands):

	2021	2022
Trade payables	$342,938	$310,964
Other payables	22,208	20,233
Social security and other taxes	69,053	46,204
Deferred revenue	60,486	50,408
Accruals	311,721	313,039
Trade and other payables	$806,406	$740,848

Trade payables primarily relates to supplier invoices for marketing, shipping, inventory, software and hosting related expenses.